SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2021
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
10. SUBSEQUENT EVENTS

On July 28, 2021, the Company announced plans to sell at least two vessels built in 2000 and 2002. An agreement has been made to sell one of the vessels. However, the transaction has not been consummated as of the date of this report. We refer to footnote 5 for further information.

On August 30, 2021, the Company declared a dividend of $0.01 cent per share in respect of the results for the second quarter of 2021, which is payable on October 14, 2021.

As of September 10, 2021, the Company has paid the second installments totaling $11.0 million for the two newbuildings to be delivered in 2022, and the remaining commitments to the shipyard are fully financed. We refer to footnote 9 for further information.

On September 29, 2021, the Company entered into a new equity distribution agreement with B. Riley Securities, Inc, acting as sales agent, under which the Company may, from time to time, offer and sell common stock through an At-the-Market Offering program having an aggregate offering price of up to $60,000,000.